Thrivent Conservative Allocation Fund Investment Objectives and Goals - Thrivent Conservative Allocation Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Conservative Allocation Fund Class S: THYFX | Class A: AAHYX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Conservative Allocation Fund (the "Fund") seeks to maximize income while maintaining prospects for capital appreciation.